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United States Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 Attention: Division of Corporation Finance	File No. 040981-0037

Re:    Avago Technologies Limited

Dear Sir or Madam:

Our client, Avago Technologies Limited, a limited company formed under the laws of the Republic of Singapore (“Avago”), is today filing with the Securities and Exchange Commission (“SEC”) a registration statement on Form S-1 in respect of a proposed initial public offering (“IPO”) of ordinary shares.

We note that, after completion of a substantive review conducted by the staff of the Division of Corporation Finance (the “Staff”), Avago’s wholly-owned subsidiary, Avago Technologies Finance Pte. Ltd., a private limited company formed under the laws of the Republic of Singapore (“Avago Finance”), had an exchange offer registration statement on Form F-4 (File No. 333-137664) declared effective by the SEC on January 9, 2007, and has been filing periodic reports with the SEC since that time. Avago has no operations or material assets separate from those of Avago Finance, and thus their consolidated financial statements are substantively identical to each other.

In addition, we also want to call to the Staff’s attention that Avago has elected to file its IPO registration statement on the domestic forms even though it and Avago Finance are each presently a foreign private issuer. This decision was made because, after the proposed Avago IPO and any subsequent sales of shares by existing Avago shareholders, it is possible that a majority of Avago’s outstanding ordinary shares will at some time become owned of record by residents of the United States within the meaning of Exchange Act Rule 3b-4(c)(1). Since there is no transition period under the SEC’s rules and to avoid the need to attempt to track share ownership after the commencement of public trading, Avago has decided to comply with the domestic registration form rules from the outset.

Should you have any questions regarding this filing, please call me at (650) 463-2643 or Christopher Kaufman at (650) 463-2606.

Very truly yours,

/s/ Anthony J. Richmond Anthony J. Richmond
of LATHAM & WATKINS LLP

cc:	Avago Technologies Limited
William H. Hinman, Jr., Simpson Thacher & Bartlett LLP